Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

9. Leases

The Group has operating leases primarily for office and warehouses to store its cabinets and power banks, which have lease terms varying from one to four years, and for residential rooftop spaces with lease terms of 20 years.

Total lease costs for the years ended December 31, 2023 and 2024 was RMB30,491 and RMB17,751, included in research and development, sales and marketing, general and administrative expenses and cost of revenues in the Group’s consolidated statements of comprehensive income/(loss). Out of the total lease costs, there was RMB12,156 and RMB10,491 of expenses for short-term leases within 12 months for the years ended December 31, 2023 and 2024, respectively. As of December 31, 2024, the operating lease arrangements of the Group, primarily for warehouse premises, offices and residential rooftop spaces, that have not yet commenced is not material.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Cash paid for the rentals included in the lease liabilities	17,560	7,840
ROU assets obtained in exchange for operating lease liabilities	22,642	2,688

As of December 31, 2023 and 2024, supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Right-of-use assets	16,353	8,814
Current portion of lease liabilities	7,399	1,291
Non-current lease liabilities	7,641	5,285

Lease term and discount rates were as follows:

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	7.38 years	13.73 years
Weighted-average discount rate
Operating leases	4.7%	4.9%

	As of December 31,
	2023	2024
	RMB	RMB
Maturities of lease liabilities were as follows:
2024	8,185	—
2025	3,552	1,206
2026	444	1,269
2027	444	570
2028	444	444
2029	444	444
Thereafter	4,728	4,705
Total undiscounted lease payments	18,241	8,638
Less: imputed interest	(3,201)	(2,062)
Total present value of lease liabilities	15,040	6,576